Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Consolidated statement of cash flows
Issuance	€ 187	€ 2,282
Repayment	5,549	3,771
Cash inflow on derivative financial instruments	86	39
Cash and cash equivalents	7,072	5,824
Bank overdrafts	226	174
Cash and cash equivalents presented in assets held for sale	5	0
Non-current debt securities
Consolidated statement of cash flows
Issuance	0	2,000
Repayment	€ 885	€ 657